Average Annual Total Returns{- Fidelity Advisor Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Focused Emerging Markets Fund - AMCIZ PRO-15 - Fidelity Advisor Focused Emerging Markets Fund	Fidelity Advisor Focused Emerging Markets Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Emerging Markets Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Inception Date	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	(8.41%)	13.02%	7.31%	(9.27%)	12.25%	6.97%	(4.10%)	10.48%	6.01%	(6.50%)	13.22%	7.27%	(4.52%)	13.47%	7.30%	(2.55%)	14.73%	8.31%	(2.42%)	14.89%	8.53%	[1]	Aug. 13, 2013	(2.53%)	9.90%	5.53%

[1]	(a)Since inception August 13, 2013.